FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 926,054	$ 805,907
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	611,073	478,775
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	314,981	327,132
Trade and other receivables, category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	669,297	862,138
Trade and other receivables, category [Member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	562,419	751,158
Trade and other receivables, category [Member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,112	1,968
Trade and other receivables, category [Member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	17,526	101,207
Trade and other receivables, category [Member] | Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	17,526	7,805
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,597,356	$ 1,669,587